Assets and Liabilities Held for Sale and Discontinued Operations (Assets and Liabilities Held for Sale) (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014		Dec. 28, 2013
Assets held for sale:
Other United States real estate assets held for sale	$ 10.1		$ 7.2
Total assets held for sale	107.7		143.9
Dominick's Stores [Member]
Assets held for sale:
Dominick's property, net held for sale	97.6		136.7
Liabilities held for sale:
Deferred gain on property dispositions	15.6		9.0
Obligations under capital leases	0		5.2
Deferred rent	0.2		2.6
Other liabilities	0.2		1.4
Total liabilities held for sale	$ 16.0	[1]	$ 18.2	[1]

[1]	Included in Other Accrued Liabilities on the consolidated balance sheet.